Label	Element	Value
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	¥ 8,399,240
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	¥ 1,223,167
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	us-gaap_RestrictedStockValueSharesIssuedNetOfTaxWithholdings	¥ 12,904,723
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	us-gaap_RestrictedStockValueSharesIssuedNetOfTaxWithholdings	¥ 1,879,292
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	¥ (30,116)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	¥ (4,386)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	¥ 2,039,446
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	¥ 297,001
Shareholders Equity [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	¥ (31,445,147)
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	8,399,240
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	us-gaap_RestrictedStockValueSharesIssuedNetOfTaxWithholdings	12,904,723
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	(30,116)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	2,039,446
Statutory Reserves [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	0
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(31,445,147)
Noncontrolling Interest [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	241,346
Accumulated Other Comprehensive Income [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	¥ (30,116)
Common Stock [Member]
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	us-gaap_RestrictedStockSharesIssuedNetOfSharesForTaxWithholdings	3,518,909
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	¥ 72,335
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	us-gaap_RestrictedStockValueSharesIssuedNetOfTaxWithholdings	¥ 447,486
Stock Issued During Period, Shares, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardGross	580,000
Additional Paid In Capital [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	¥ 8,326,905
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	us-gaap_RestrictedStockValueSharesIssuedNetOfTaxWithholdings	12,457,237
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	¥ 2,039,446